SUPPLEMENT DATED APRIL 10, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2016

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS AND INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes in this supplement apply to all Funds, unless otherwise noted, and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references in the Prospectus to Barclays are replaced with “Bloomberg Barclays.”

Fund Summaries section

In the Fees and Expenses of the Fund subsection for each Fund, the last sentence in the first paragraph is deleted and replaced with the following:

More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Pacific Funds Short Duration Income – In the Principal Investment Strategies subsection, the fourth sentence in the first paragraph is deleted and replaced with the following:

Debt securities in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars and are primarily in developed markets.

Pacific Funds Short Duration Income – In the Principal Risks subsection, the following risk is added:

•	Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. For example, the Fund could invest more heavily in certain sectors at various times relative to its benchmark index. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on the Fund’s sector holdings, please refer to its annual report, semi-annual report or quarterly holdings report.

Pacific Funds Short Duration Income – In the Performance subsection, the bar chart titled Calendar Year Total Returns (%) is deleted and replaced with the following:

Calendar Year Total Returns (%)1

1.	Class I return for the period 1/1/17 through 3/31/17: 0.84%

Pacific Funds Short Duration Income – In the Performance subsection, the Average Annual Total Returns table is deleted and replaced with the following:

Average Annual Total Returns (For the periods ended December 31, 2016)	1 year	5 years	Since Inception
Class I (incepted December 19, 2011) (before taxes)	2.92%	2.86%	2.84%
Class I (after taxes on distributions)	2.08%	1.92%	1.90%
Class I (after taxes on distributions and sale of Fund shares)	1.65%	1.80%	1.78%
Class A (incepted June 29, 2012) (before taxes)	(0.62%)	N/A	1.49%
Class C (incepted June 29, 2012) (before taxes)	0.75%	N/A	1.44%
Advisor Class (incepted June 29, 2012) (before taxes)	2.77%	N/A	2.42%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	1.28%	0.92%	0.92%

Additional Summary Information section

In the Purchase and Sale of Fund Shares subsection, the third paragraph is deleted and replaced with the following:

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.

Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Short Duration Income – In the Principal Investment Strategies subsection, the fourth sentence in the first paragraph is deleted and replaced with the following:

Debt securities in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars and are primarily in developed markets.

Pacific Funds Short Duration Income – In the Principal Risks subsection, the following risk is added:

•	Sector Risk

All Funds – In the General Investment Information subsection, the last sentence in the fifth paragraph is deleted and replaced with the following:

High portfolio turnover rates may cause a Fund to incur higher levels of trading costs, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

In the Additional Risk Information subsection, the third sentence in the first paragraph is deleted and replaced with the following:

The following provides additional information about the risks of the Fund identified in the Fund Summary section, as well as information about the following risks: Cybersecurity Risk, Increase in Expenses Risk, Investment Style Risk, Natural Disasters Risk, Redemption Risk and Sector Risk.

In the Additional Risk Information subsection, Debt Securities Risk is deleted and replaced with the following:

•	Debt Securities Risk. Debt securities and other debt instruments are subject to many risks, including but not limited to interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security.

Additional Information About Fees and Expenses section

In the Additional Information About Shareholder Fees – Examples for Class A Shares Purchased at Net Asset Value subsection, the first sentence in the first paragraph is deleted and replaced with the following:

Class A shares may be purchased at net asset value (“NAV”) (without an initial sales charge) under certain circumstances – see the Sales Charges – Waivers and Reductions (Class A Shares) subsection within the Overview of the Share Classes section of this Prospectus and the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries for eligibility.

All disclosure in the Additional Information About Operating Expenses – Operating Expense Reimbursements subsection is deleted and replaced with the following:

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of the Funds’ average daily net assets as described in the Annual Fund Operating Expenses table for each Fund. These operating expenses include, but are not limited to: administration fees and expenses; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents as applicable; independent trustees’ fees; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; acquired fund fees and expenses; interest; taxes (including foreign taxes on dividends, interest and gains); brokerage commissions and other transactional expenses; dividends on securities sold short; and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA as described in the Annual Fund Operating Expenses table for the Fund. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap.

Shareholder Account Information section

In the Choosing a Share Class subsection, the fourth sentence in the second paragraph is deleted and replaced with the following:

You should note, however, that if you invest in the Funds through a financial intermediary, different guidelines, conditions and restrictions may apply than if you held your shares in the Fund directly or through another financial intermediary.

In the Choosing a Share Class subsection, the last sentence in the fifth paragraph is deleted and replaced with the following:

Thus, a registered representative may have an incentive for you to invest in one share class over another (e.g., a purchase of $100,000 of Class B shares (if available) generally results in greater compensation to the selling broker-dealer versus a similar purchase of Class A shares that takes advantage of a breakpoint).

In the Choosing a Share Class subsection, the second sentence in the sixth paragraph is deleted and replaced with the following:

As an example, shareholders making investments below the first Class A “breakpoint” (or discount) level are generally better off purchasing Class B shares (if available).

Overview of the Share Classes section

The first paragraph is deleted and replaced with the following:

Each Fund of the Trust may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular share class; (ii) the initial sales charges and CDSCs, if any, applicable to the class; (iii) the distribution (12b-1) fee, if any, or service fees paid by the class of shares; (iv) any shareholder privileges that are applicable to a particular share class that would entitle you to reductions or waivers on sales charges, including contingent deferred sales charges, that might otherwise apply to a purchase or sale, as described further below in this section and in the appendix to this Prospectus; and (v) any services you may receive from a financial intermediary. Please consult with your financial adviser to assist you in making your decision. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with eligibility requirements such as investor type and investment minimums. Please refer to the Prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes. Because the information in this section and in the appendix to this Prospectus about sales charges and waivers and reductions of sales charges is disclosed in this Prospectus (including the appendix) and the Trust’s SAI, and both this Prospectus (including the appendix) and the SAI are posted on the Pacific Funds website, this information is not separately provided on the website.

In the Share Class Eligibility – Class I Shares subsection, the second paragraph is deleted and replaced with the following:

Institutional Investors are corporations, retirement plans, foundations/endowments and investors who purchase through a fee-based advisory program offered through a selling group member that enters into a fee-based advisory program agreement with the distributor of the Trust’s Funds. In a fee-based advisory program, a financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services (like management, brokerage and custody) to that account.

In the Sales Charges – Waivers and Reductions subsection, the following is added as a new first paragraph:

The availability of the sales charge waivers and reductions (discounts) described in this section and the following Contingent Deferred Sales Charges section of the Prospectus will depend upon whether you purchase or redeem your Class A shares directly from a Fund or through a financial intermediary, as well as through which financial intermediary you transact your shares. Financial intermediary-specific sales charge waivers and reductions that may vary from the waivers and reductions described below are set forth in the appendix to this Prospectus, Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries. In all circumstances, it is your responsibility to notify the Fund (if you purchased directly from the Fund) or your financial intermediary (if you purchased through a financial intermediary) at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions.

In the Sales Charges – Waivers and Reductions – Waiver of the Class A Initial Sales Charges subsection, the fourth, fifth, sixth and eighth bullet points are deleted and replaced with the following:

•	Investors who purchase through a fee-based advisory program sponsored by a financial intermediary or similar program under which clients pay a fee to the financial intermediary;
•	Investors who purchase through an omnibus account sponsored by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);
•	Qualified retirement plans where the plan’s investments are part of an omnibus account sponsored by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);
•	Investors who purchase through a self-directed investment brokerage account offered by a financial intermediary that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.).

In the Sales Charges – Waivers and Reductions – Requirements subsection, the second sentence is deleted and replaced with the following:

Any financial intermediary initiating a purchase at NAV is responsible for verifying that each purchase is executed in accordance with the waiver guidelines outlined above or in the appendix to the Prospectus, as applicable.

In the Reduction of Initial Sales Charge (Class A Shares) – Letter of Intent Privilege subsection, the first sentence is deleted and replaced with the following:

Allows you to pledge to purchase Class A shares over a 13-month period and pay the same sales charge (if any) as if the shares had all been purchased at once whether you hold your shares directly with a Fund or through another financial intermediary.

In the Reduction of Initial Sales Charge (Class A Shares) – Rights of Accumulation Privilege subsection, the first sentence is deleted and replaced with the following:

Allows you and your immediate family members and participants of a SIMPLE and SEP group plan to include the current value (calculated at the offering price) or original purchase amounts (calculated net of any applicable sales charges) less withdrawals, whichever is more beneficial, in all share classes of accounts already owned in order to calculate the sales charge breakpoint for the next purchase at the offering price, whether you hold your shares directly with a Fund or through another financial intermediary.

In the Contingent Deferred Sales Charges (“CDSCs”) – CDSC Waivers subsection, the first sentence in the second paragraph is deleted and replaced with the following:

Any financial intermediary initiating a redemption eligible for a CDSC waiver is responsible for verifying that each redemption is executed in accordance with the CDSC waiver guidelines outlined above or in the appendix to the Prospectus, as applicable.

Purchasing Shares section

In the How to Purchase Shares subsection, the last paragraph in the “By Mail – Opening an account” column is deleted and replaced with the following:

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form. Please see Execution of Your Requests subsection below.

Other Fund Information section

The first sentence in the Execution of Your Requests subsection is deleted and replaced with the following:

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.

Disclosure Changes to Where to Go for More Information

On the page titled Where to Go for More Information, the following is added as a new paragraph before the Annual, Semi-Annual and Quarterly Reports subsection:

Appendix to the Prospectus

The appendix to this Prospectus, titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries, is a separate document that is incorporated by reference into this Prospectus and contains information on sales charge reductions and waivers available through specific financial intermediaries that differ from the sales charge waivers and reductions disclosed in this Prospectus and the related Statement of Additional Information.

Immediately after the page titled Where to Go for More Information, a new Appendix is added as follows:

APPENDIX

Appendix to the Prospectus dated August 1, 2016

VARIATIONS IN SALES CHARGE WAIVERS AND DISCOUNTS

AVAILABLE THROUGH SPECIFIC FINANCIAL INTERMEDIARIES

The information in this Appendix is a part of, and incorporated into, the Prospectus for the Funds, and must be delivered with the Prospectus.

The Funds offer several ways to waive or reduce the front-end sales charge on Class A shares, which are set forth in the Funds’ prospectus. The prospectus also describes the circumstances under which the Funds will waive or reduce the contingent deferred sales charge (“CDSC”) imposed on redemptions of Class C shares and certain Class A shares purchased at net asset value. The availability of the sales charge waivers and reductions discussed in the prospectus will depend upon whether you purchase your shares directly from a Fund or through a financial intermediary. Merrill Lynch has different policies and procedures regarding the availability of sales charge waivers and reductions, which are set forth below.

These waivers and discounts may vary from waivers and reductions described in the prospectus. This Appendix will only be updated based on information provided by the applicable firm. In all circumstances, it is your responsibility to notify your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. Please contact your financial intermediary for more information about the sales charge waivers or reductions available to you.

Class A and Class C Share Sales Charge Waivers and Reductions Available Through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed in the Funds’ prospectus or Statement of Additional Information. Additional details regarding these waivers and discounts are available from Merrill Lynch.

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT MERRILL LYNCH

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within Pacific Funds Series Trust)
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members

Directors or Trustees of the Fund, employees of the Fund’s investment adviser and other service providers to the Fund or any of their affiliates, and immediate family members of the foregoing, as described in the prospectus (if applicable)

Shares purchased from the proceeds of redemptions within Pacific Funds Series Trust, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as a Right of Reinstatement)

Shares exchanged from Class A shares of the same fund or another fund within Pacific Funds Series Trust that were previously assessed a sales charge
CDSC WAIVERS ON CLASS A AND CLASS C SHARES AVAILABLE AT MERRILL LYNCH
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 701/2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a Right of Reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms
FRONT-END LOAD DISCOUNTS AVAILABLE AT MERRILL LYNCH: BREAKPOINTS, RIGHTS OF ACCUMULATION & LETTERS OF INTENT
Breakpoints as described in the prospectus

Rights of Accumulation (“ROA”), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Pacific Funds Series Trust assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible Pacific Funds Series Trust assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within Pacific Funds Series Trust, through Merrill Lynch, over a 13-month period of time. Part of the LOI amount committed may be held in escrow to cover additional sales charges that would have applied at the lower purchase amount if the total purchases made over the 13 month period are not sufficient to qualify for the breakpoint discount.

Form No.	PFSUP0417